Related Party Balances and Transactions (Details) - Schedule of balances with related parties - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Other accounts receivable and prepaid	$ 165
Operating lease right-of-use assets	1,303	1,997
Liabilities:
Trade payables	194	76
Other liabilities and accrued expenses	88	49
Operating lease liabilities - current	778	671
Operating lease liabilities – non-current	$ 615	$ 1,352